Right of use assets (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of Disclosure of Detailed Information About Right Of Use Assets

	Land and buildings £m	Plant and equipment £m	Vehicles £m	Total £m
Net book value at 1 January 2023	561	6	120	687
Exchange adjustments	(30)	–	(6)	(36)
Additions through business combinations	1	–	–	1
Other additions	355	–	144	499
Depreciation	(121)	(2)	(67)	(190)
Disposals	(11)	–	(9)	(20)
Impairments	(10)	–	–	(10)
Reclassifications	6	–	–	6
Net book value at 31 December 2023	751	4	182	937
Exchange adjustments	(5)	–	(4)	(9)
Other additions	107	6	117	230
Depreciation	(126)	(2)	(83)	(211)
Disposals	(92)	–	(10)	(102)
Net Impairment Reversals	1	–	–	1
Net book value at 31 December 2024	636	8	202	846